THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

                   LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C
                                 Multi-Fund(R) 5

                     LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N
              ChoicePlus Product Suite, ChoicePlus II Product Suite ChoicePlus Assurance Product Suite, ChoicePlus Design


                    Supplement to the May 1, 2009 Prospectus

This Supplement outlines a revision to the May 1, 2009 prospectus for your individual variable annuity contract.

Investment Requirements - Option 1. We intend to enforce these Investment Requirements on June 30, 2009, for contracts purchased with Investment Requirements Option 1.

The following paragraph replaces the same paragraph in the Investment Requirements - Option 1 section of your prospectus:

If rebalancing is required, the contract value in excess of 30% will be removed from the Limited Subaccounts on a pro rata basis and invested in the remaining Non-Limited Subaccounts on a pro rata basis according to the contract value percentages in the Non-Limited Subaccounts at the time of the reallocation. If there is no contract value in the Non-Limited Subaccounts at that time, all contract value removed from the Limited Subaccounts will be placed in the Delaware VIP Limited-Term Diversified Income Series subaccount. We reserve the right to designate a different investment option other than the Delaware VIP Limited-Term Diversified Income Series as the default investment option should there be no contract value in the Non-Limited Subaccounts. We will provide you with notice of such change. Confirmation of the rebalancing will appear on your quarterly statement and you will not receive an individual confirmation after each reallocation.

Investment Requirements - Option 2.

The following paragraph replaces the same paragraph in the Investment Requirements - Option 2 section of your prospectus:

In accordance with these Investment Requirements, you agree to be automatically enrolled in the portfolio rebalancing option under your contract and thereby authorize us to automatically rebalance your contract value on a periodic basis. On each quarterly anniversary of the effective date of the rider, we will rebalance your contract value, on a pro-rata basis, based on your allocation instructions in effect at the time of the rebalancing. Confirmation of the rebalancing will appear on your quarterly statement and you will not receive an individual confirmation after each reallocation. We reserve the right to change the rebalancing frequency, at any time, in our sole discretion. We will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency. If we rebalance contract value from the subaccounts and your allocation instructions do not meet the Investment Requirements, then that portion of the contract value that does not meet the Investment Requirements may be allocated to the Delaware VIP Limited-Term Diversified Income Series as the default investment option or any other subaccount that we may designate for that purpose. If this occurs, these investments will become your allocation instructions until you tell us otherwise.

Investment Requirements - Option 3.

The following paragraph replaces the same paragraph in the Investment Requirements - Option 3 section of your prospectus:

In accordance with these Investment Requirements, you agree to be automatically enrolled in the portfolio rebalancing option under your contract and thereby authorize us to automatically rebalance your contract value on a periodic basis. On each quarterly anniversary of the effective date of the rider, we will rebalance your contract value, on a pro-rata basis, based on your allocation instructions in effect at the time of the rebalancing. Confirmation of the rebalancing will appear on your quarterly statement and you will not receive an individual confirmation after each reallocation. If we rebalance contract value from the subaccounts and your allocation instructions do not meet the Investment Requirements, then that portion of the contract value that does not meet the Investment Requirements will be allocated to the Delaware VIP Limited-Term Diversified Income Series as the default investment option or any other subaccount that we may designate for that purpose. These investments will become your allocation instructions until you tell us otherwise.